INCOME TAXES (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 109,532	$ 104,716	$ 72,224
Property, plant and equipment, net
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	10,439	8,472	6,678
Tax losses - capital
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	66,527	66,763	36,981
Tax losses - operating
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	29,220	27,530	26,628
Tax credits
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	1,126	1,125	1,154
Other deductible temporary differences
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 2,220	$ 826	$ 783